Disclosure of detailed information about reduction of general and administrative expenses and business development expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amounts invoiced to associates as a reduction of:
General and administrative expenses	$ 18,156	$ 24,558
Associates [member]
Amounts invoiced to associates as a reduction of:
General and administrative expenses	1,409	1,618
Business development expenses	3,749	2,507
Total amounts invoiced to associates	$ 5,158	$ 4,125